INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Raw materials	562	275
Work in process	77	107
Finished products	134	94
	773	476